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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and Address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

EX-99.302CERT
EX-99.906CERT

Item 1. Semi-Annual Report to Shareholders.
KEYCO BOND FUND, INC.
27777 Franklin Road — Suite 1630
Southfield, Michigan 48034
(248) 353-0790
May 25, 2011
To Our Shareholders:
We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2011. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2010 annual meeting of shareholders and the Fund’s Privacy Policy.
In November 2010, the Board of Directors declared quarterly dividends totaling $.83 per share for the year ending September 30, 2011. This amount is subject to revision in September 2011 based upon actual net investment income for the year. Regular dividends of $.25 and capital gain dividends of $.0027 per share have been paid during the six months ended March 31, 2011. Dividends are paid quarterly on the last business day of January and the first business day of May, August and November.
If you have any questions concerning the Fund or the enclosed information, please call me.
On behalf of the Board of Directors,
/s/ Joel D. Tauber

Joel D. Tauber
President
Enclosures

KEYCO BOND FUND, INC.
Management’s Discussion of Fund Performance
for Six Months Ended March 31, 2011
The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.
Net Investment Income
The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.
Net investment income for the six-month period was $498,543 or $.39 per share compared with $531,872 or $.42 per share last year. This $33,329 decrease was the net result of a decrease of $31,399 in interest income and an increase of $1,930 in expenses. Despite the recent increase in interest rates, bonds purchased in recent years have continued to yield less than the bonds they replaced.
As of March 31, 2011, the weighted average annual yield on the Fund’s portfolio was 4.97% based on cost and 5.01% based on market value.
Valuation of Bonds and Net Asset Value
Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses a matrix pricing system.
The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.
During the reporting period, the municipal bond market experienced significant volatility ending the period with considerably higher interest rates.

KEYCO BOND FUND, INC.
Management’s Discussion of Fund Performance
for Six Months Ended March 31, 2011

Valuation of Bonds and Net Asset Value (continued)
The net asset value of the Fund was $25,050,038 or $19.77 per share at March 31, 2011, a decrease of $1,109,262 or $.87 per share from September 30, 2010. This change was the result of undistributed income of $181,728, unrealized undistributed gains of $7,231 offset by unrealized depreciation of investments of $1,298,221.
The weighted average maturity was 12.4 years, slightly less than the prior year end weighted average maturity of 12.6 years.
Asset Allocation
The bond portfolio is allocated by state/territory as follows:
Other
During the period, seven bonds were sold or called for total proceeds of $1,068,929. Cash from these dispositions was reinvested in bonds maturing in 19 to 21 years. Portfolio turnover was 4.3%.

KEYCO BOND FUND, INC.
Additional Information
March 31, 2011
Results of Meeting of Shareholders
The annual meeting of shareholders was held on Tuesday, December 14, 2010. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.
Item 1. Election of Directors

	Number of Shares
		Withheld
Nominee	For	Authority
Mark E. Schlussel	1,264,658	0
David K. Page	1,264,658	0
Thomas E. Purther	1,264,658	0
Ellen T. Horing	1,264,658	0
Michael Pullman	1,264,658	0
Item 2. Ratify the Selection of Registered Independent Accountants

Ratify the selection of Grant Thornton, LLP as the Fund’s registered independent public accountants for the year ending September 30, 2011	1,264,658	0
Obtaining Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.
Information on Proxy Voting Policies, Procedures and Records
The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.
Statement of Assets and Liabilities
March 31, 2011 (unaudited)

Assets
Investments in securities, at fair value (cost $24,737,017)	$24,531,711
Cash and cash equivalents	95,543
Accrued interest receivable	426,372
Other assets	701

Total assets	25,054,327

Liabilities
Accounts payable	4,289

Total liabilities	4,289

Net Assets	$25,050,038

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	398,535
Accumulated undistributed net realized gain from security transactions	7,231
Net unrealized depreciation of investments, March 31, 2011	(205,306)

$25,050,038

Net Asset Value per share ($25,050,038 / 1,267,258 shares outstanding)	$19.77

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statement of Operations
For the Six Months Ended March 31, 2011 (unaudited)

Interest income		$564,980

Expenses
Legal and accounting	$51,995
Custodial fee	8,573
Directors’ fees	3,000
Miscellaneous expense	2,869

Total expenses		66,437

Net investment income		498,543

Realized gain on investments
Proceeds from sale and calls	1,068,928
Cost of securities sold or called	1,058,223

Realized gain on investments		10,705

Unrealized depreciation of investments
Investments held, March 31, 2011
At fair value	24,531,711
At cost	24,737,017

Unrealized depreciation, March 31, 2011	(205,306)
Less: Unrealized appreciation, September 30, 2010	1,092,915

Net change in appreciation (depreciation) of investments		(1,298,221)

Net realized and unrealized loss on investments		(1,287,516)

Net decrease in net assets resulting from operations		$(788,973)

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statement of Changes in Net Assets
For the Six Months Ended March 31, (unaudited)

	2011	2010
Net assets, beginning of year	$26,159,300	$26,151,563

Changes in net assets from operations
Net investment income	498,543	531,872
Net realized gain on investments	10,705	21,215
Changes in unrealized appreciation (depreciation) of investments	(1,298,221)	(542,141)

Net increase (decrease) in net assets resulting from operations	(788,973)	10,946

Changes in net assets from capital transactions
Dividends declared from net investment income	(316,815)	(329,487)
Dividends declared from net capital gains	(3,474)	(9,672)

Total distributions	(320,289)	(339,159)

Net increase (decrease) in net assets	(1,109,262)	(328,213)

Net assets, end of period (including undistributed net investment income of $398,535 and $414,017 at March 31, 2011 and 2010)	$25,050,038	$25,823,350

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Financial Highlights

	Six Months
	Ended
	03/31/11	Years Ended September 30
	(unaudited)	2010	2009	2008	2007
Per share operating performance

Net asset value, beginning of period	$20.64	$20.63	$19.42	$20.36	$20.67

Net investment income	0.39	0.86	0.92	0.96	0.92
Net realized and unrealized gain (loss) on investments	(1.01)	0.02	1.30	(0.89)	(0.27)

Total from investment operations	(0.62)	0.88	2.22	0.07	0.65

Less distributions from
Net investment income	(0.25)	(0.85)	(0.92)	(0.95)	(0.92)
Net realized gain on investments	0.00 (d)	(0.02)	(0.09)	(0.06)	(0.04)

Total distributions	(0.25)	(0.87)	(1.01)	(1.01)	(0.96)

Net asset value, end of period	$19.77	$20.64	$20.63	$19.42	$20.36

Total return per share net asset value (a)	3.0%	4.3%	11.4%	0.3%	3.1%

Ratios and supplemental data

Net assets, end of period (in 000s)	$25,050	$26,159	$26,152	$24,614	$25,805
Ratio of net investment income to average net assets	3.9% (b)	4.2%	4.6%	4.7%	4.5%
Ratio of expenses to average net assets	0.5% (b)	0.4%	0.3%	0.4%	0.4%
Portfolio turnover rate	4.3% (c)	9.7%	15.4%	12.4%	11.2%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.

(b)	Annualized

(c)	Not annualized

(d)	Less than one cent per share.
The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments
March 31, 2011 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Michigan (27.1%)
Berkley, Michigan, City School District, 5%, May 2019 (Q-SBLF enhanced)	$60,000	$62,271	$60,205
Detroit, Michigan, FSA, Series A, 5%, April 2019 (AGM insured)	640,000	601,811	592,557
Detroit, Michigan, City School District, 5.5%, May 2020 (AMG insured, Q-SBLF enhanced)	385,000	398,463	406,029
Detroit, Michigan, City School District, 5%, May 2022 (FGIC insured, Q-SBLF enhanced)	500,000	517,300	543,500
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022 (FGIC insured)	250,000	250,000	252,853
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	350,000	363,703	346,633
Ferndale, Michigan, School District, 5%, May 2022 (Q-SBLF enhanced)	450,000	474,485	457,479
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	432,496	417,328
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	347,633	346,339
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	554,389	555,865
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	415,496	406,652
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	423,232	423,728
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019 (AGM insured)	500,000	534,250	514,375
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	678,178	658,086
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	125,000	127,302	133,941
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	440,000	448,105	447,432
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	235,348	231,896

	6,635,000	6,864,462	6,794,898

Other States and Territories (70.8%)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	$375,000	$367,661	$336,412
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	200,000	214,120	208,748
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	504,310	501,015
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	427,089	409,076

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
March 31, 2011(unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured)	$425,000	$441,516	$405,824
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	595,000	574,581	681,287
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	500,000	513,980
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	368,816	353,668
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	540,905
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	470,000	440,982
Illinois State, 4.85%, October 2024 (National insured)	425,000	435,625	393,728
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	798,225	726,923
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	521,535
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	485,726	455,338
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	982,125	948,987
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	500,000	531,910	521,545
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	324,111	305,535
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	445,000	412,310	521,309
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025 (National FGIC insured)	350,000	361,494	350,840
New York, New York, Series O, 5%, June 2022 (CIFG insured)	325,000	347,051	340,356
New York, New York, Series M, 5%, April 2025 (FGIC insured)	315,000	323,026	322,538
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	508,850
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	538,665
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)	500,000	523,050	511,995
North Dakota, State, North Dakota Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	600,000	600,000	546,504
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	258,100	254,208
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	40,000	39,742	40,576
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012 (National insured)	500,000	544,085	524,720
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	617,038	561,079

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
March 31, 2011 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013 (National insured)	$435,000	$454,144	$440,994
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	560,232	654,677
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	458,931	454,423
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)	475,000	483,906	484,462
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020 (AGM insured)	730,000	763,366	746,885
Texas State Transportation Mobility Fund, 4.5%, April 2032	620,000	640,169	596,359
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	399,968	408,536
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	375,191	366,960
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	296,389

	17,510,000	17,872,555	17,736,813

Total bonds	24,145,000	24,737,017	24,531,711

Money Market Fund (0.3%)
Goldman Sachs Financial Square Tax-Free Money Market	71,381	71,381	71,381

Total investment portfolio	$24,216,381	24,808,398	24,603,092

Other assets less liabilities (1.8%)		446,946	446,946

Net assets (100%)		$25,255,344	$25,050,038

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Notes to Financial Statements (unaudited)
1.	Significant Accounting Policies
Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified investment management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
Cash and Cash Equivalents
All investments with an original maturity of three months or less are considered to be cash equivalents.
Security Valuation
The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund’s custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.
Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:
Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).
The inputs or methodologies used for valuing are not necessarily an indication of the risk associated with investing in those securities.

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued (unaudited)
1.	Significant Accounting Policies — Continued
The following table summarizes the Fund’s investments as of March 31, 2011, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Level 1: Quoted prices	$71,381
Level 2: Other significant observable inputs	24,531,711
Level 3: Significant unobservable inputs	—

Total	$24,603,092

Federal Income Taxes
It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.
The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income		$398,535
Undistributed long-term capital gain		7,231
Gross unrealized appreciation	$509,278
Gross unrealized depreciation	714,584

Net unrealized depreciation		(205,306)

		$200,460

The tax character of distributions paid was as follows:

	March 31,	March 31,
	2011	2010
Tax-exempt income	$316,815	$329,487
Long-term capital gains	3,474	9,672

	$320,289	$339,159

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued (unaudited)
1.	Significant Accounting Policies — Continued
Michigan Business Tax
It has been determined that the Fund has no liability for the Michigan Business Tax which became effective January 1, 2008.
The Fund has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.
Other
The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
2.	Purchases and Dispositions of Securities
The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,104,310 and $1,068,929, respectively for the six months ended March 31, 2011.
3.	Portfolio Manager
The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.
4.	Related Party Transactions
Legal and accounting expenses incurred include $19,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

Item 2. Code of Ethics.
     Not applicable to this semi-annual filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this semi-annual filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this semi-annual filing.
Item 5. Audit Committee of Listed Registrant.
     Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.
Item 6. Schedule of Investments
     This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable because the registrant invests exclusively in non-voting portfolio securities.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable to this semi-annual filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable.
     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
     (a)(3) Not applicable.
     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.
By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: May 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: May 25, 2011

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.